BASIS OF PRESENTATION (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
Net loss	$ (6,639,935)	$ (4,790,597)	$ (18,542,654)	$ (13,830,371)
Net cash used in operations			14,998,919
Working capital			12,285,310
Amortization of right-of-use assets	22,507	102,549	23,686	85,696
Accumulated deficit	$ (104,479,192)		(91,644,233)	(66,232,813)
Description of the warrants and reduced the exercise price	which the Company issued 9,748,252 new warrants and reduced the exercise price of 4,874,126 warrant shares from $1.45 to $0.8701 to induce exercise and receive gross cash proceeds of $4,240,977
Stockholders' equity	$ 34,976,599	$ 44,195,740	$ 36,043,028	$ 39,284,295	$ 32,119,574	$ 34,546,682	$ 43,669,058	$ 44,007,783
CANA Pharmaceutical Laboratories, S.A. ("Cana") [Member]
Net cash used in operations	3,883,215
Working capital	11,027,653
Amortization of right-of-use assets	1,588,163
Cash proceed	$ 629,426
Proceeds from sale of common stock	901,488